Goodwill - Summary of Reconciliation of Goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [abstract]
Balance at start of year	£ 7,592	£ 8,125
Translation adjustment	417	(533)
Balance at end of year	£ 8,009	£ 7,592